Stockholders' Equity	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Stockholders' Equity [Text Block]
Note 16 – Stockholders' Equity
On January 28, 2020, our board of directors approved a regular quarterly dividend to common stockholders of $0.40 per share payable on March 30, 2020.
In July 2018, through a wholly owned subsidiary, we contributed 35,000 shares of newly issued Series B Non-Voting Perpetual Preferred Stock (Preferred Stock) to The Williams Companies Foundation, Inc. (a not-for-profit corporation) for use in future charitable and nonprofit causes. The charitable contribution of Preferred Stock was recorded as an expense in the third quarter of 2018. The Preferred Stock was issued for an aggregate value of $35 million and pays non-cumulative quarterly cash dividends when, as and if declared, at a rate of 7.25 percent per year. Our certificate of incorporation authorizes 30 million shares of Preferred Stock, $1 par value per share.
In January 2017, we issued 65 million shares of common stock in a public offering at a price of $29.00 per share. In February 2017, we issued 9.75 million shares of common stock pursuant to the full exercise of the underwriter’s option to purchase additional shares. The net proceeds of approximately $2.1 billion were used to purchase newly issued common units in WPZ as part of our Financial Repositioning. (See Note 1 – General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies.)
AOCI
The following table presents the changes in AOCI by component, net of income taxes:

	Cash Flow Hedges	Foreign Currency Translation	Pension and Other Post Retirement Benefits	Total
	(Millions)
Balance at December 31, 2018	$(2)	$(1)	$(267)	$(270)
Other comprehensive income (loss) before reclassifications	—	—	59	59
Amounts reclassified from accumulated other comprehensive income (loss)	—	—	12	12
Other comprehensive income (loss)	—	—	71	71
Balance at December 31, 2019	$(2)	$(1)	$(196)	$(199)

Reclassifications out of AOCI are presented in the following table by component for the year ended December 31, 2019:

Component	Reclassifications	Classification
	(Millions)
Pension and other postretirement benefits:
Amortization of actuarial (gain) loss and net actuarial loss from settlements included in net periodic benefit cost (credit)	$16	Other income (expense) – net below Operating income (loss)
Income tax benefit	(4)	Provision (benefit) for income taxes
Reclassifications during the period	$12